FINANCIAL INSTRUMENTS BY CATEGORY - Summary of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	$ 1,469,117	$ 884,436
Financial assets at value through profit or loss	663	185,603
Trade receivables
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	100,041	90
Financial assets at value through profit or loss	0	0
Financial assets included in prepayments, other receivables and other assets (note 16)
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	56,303	43,029
Financial assets at value through profit or loss	0	0
Financial assets measured at fair value through profit and loss
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	0	0
Financial assets at value through profit or loss	663	185,603
Time deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	34,703	54,016
Financial assets at value through profit or loss	0	0
Pledged deposits
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	357	1,270
Financial assets at value through profit or loss	0	0
Cash and cash equivalents
Disclosure Of Financial Assets [Line Items]
Financial assets at amortized cost	1,277,713	786,031
Financial assets at value through profit or loss	$ 0	$ 0